ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Warranty terms (Details)	12 Months Ended
Dec. 31, 2025 km
Minimum
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	3 months
Minimum | Key components of electric scooters
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	12 months
Minimum | Battery packs
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	12 months
Kilometers covered under warranty	10,000
Minimum | Smart electric-scooters
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	3 months
Maximum | Battery packs
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	60 months
Kilometers covered under warranty	40,000
Maximum | Smart electric-scooters
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	36 months